Lease	12 Months Ended
Mar. 31, 2025
Lease [Abstract]
LEASE

NOTE 10 — LEASE

The Company has operating leases for office space. In 2025, the Company recognized right-of-use assets of $194,214, and lease liabilities of $194,214 in accordance with ASC842, Leases. The lease agreement does not specify an explicit interest rate and the interest rate implicit in the lease is not readily determinable. The Company’s management believes that using an incremental borrowing rate of the Hong Kong Prime Rate minus 1.38% p.a. was the most indicative rate of the Company’s borrowing cost for the calculation of the present value of the lease payments at the lease inception, the rate used by the Company was 3.87%. As of March 31, 2025, the weighted average remaining lease term is 1.88 years, the weighted average discount rate is 3.87%.

In 2024, the Company recognized right-of-use assets of $82,066, and lease liabilities of $82,066 in accordance with ASC842, Leases. The lease agreement does not specify an explicit interest rate. The Company’s management believes that using an incremental borrowing rate of the Hong Kong Prime Rate was the most indicative rate of the Company’s borrowing cost for the calculation of the present value of the lease payments; the rate used by the Company was 5.75%. As of March 31, 2024, the weighted average remaining lease term is 1 year, the weighted average discount rate is 5.75%.

The following table shows operating lease right-of-use assets, net and operating lease liabilities:

	As of March 31,
	2025	2024
Assets
Operating lease right-of-use assets, net	$178,865	$42,180
Liabilities
Operating lease liabilities, current	$95,130	$42,180
Operating lease liabilities, non-current	$90,965	$—
	$186,095	$42,180

During the year ended March 31, 2025, the company incurred operating lease expenses, as follows:

	For the year ended March 31,
	2025	2024	2023
Operating lease expenses:
Amortization of leased assets	$58,008	$39,893	$—
Interest of lease liabilities	2,489	3,585	—
Total operating lease expenses	$60,497	$43,478	$—

The cash paid for amounts included in the measurement of operating lease liabilities for the year ended March 31, 2025, 2024 and 2023 amounted to $53,279 $43,478 and $nil respectively.

As of March 31, 2025, the maturity analysis of operating lease liabilities is as follows:

Financial years ending March 31,
2026	$100,583
2027	92,229
Total undiscounted cash flows	192,812
Less: imputed interest	(6,717)
Present value of lease liabilities	186,095
Less: Non-current portion of lease liabilities	(90,965)
Current portion of lease liabilities	$95,130